Basic and Diluted Net Loss per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Net loss per share:
Schedule of Computation of Basic and Diluted Net Loss Per Share

The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to common stockholders:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
	(In thousands, except share and per share data)		(In thousands, except share and per share data)
Numerator:
Net loss	$(13,756)	$(172)	$(39,167)	$(28,486)
Denominator:
Basic weighted average shares outstanding	14,041,712	565,026	13,721,680	534,381
Diluted weighted average shares outstanding	14,041,712	565,026	13,721,680	534,381

Net loss per share
Basic	$(0.98)	$(0.30)	$(2.85)	$(53.31)
Diluted	$(0.98)	$(0.30)	$(2.85)	$(53.31)

The following table sets forth the computation of the Company’s basic and diluted net income (loss) per share to common stockholders:

	December 31,
	2024	2023
	(In thousands, except share per share data)
Numerator:
Net income (loss)	$(73,297)	$(135,139)

Denominator:
Basic weighted average shares outstanding	847,265	375,922
Effect of dilutive securities:
Common stock warrants	—	—
Restricted stock units	—	—
Common stock options	—	—
Diluted weighted average shares outstanding	847,265	375,922

Net income (loss) per share
Basic	$(86.51)	$(359.49)
Diluted	$(86.51)	$(359.49)

Schedule of Potentially Dilutive Shares Excluded from Computation of Net Loss Per Share

The following potentially dilutive shares of common stock equivalents “on an as-converted basis” were excluded from the computation of diluted net loss per share for the periods presented because including them would have had an antidilutive effect:

	For the Three and Six Months Ended June 30,
	2025	2024

Common stock warrants	36,892	207,417
Common stock options	9,971	20,808
Restricted stock units	303,577	36,384
Total potentially dilutive common share equivalents	350,440	264,609

The following potentially dilutive shares of common stock equivalents on an “as-converted basis” were excluded from the computation of diluted net loss per share for the periods presented because including them would have had an antidilutive effect:

	December 31,
	2024	2023
	(per share data)
Common stock warrants	215,134	97,039
Restricted stock units	38,028	38,222
Common stock options	18,036	25,053
Total potentially dilutive common share equivalents	271,198	160,314